Other Revenues (Expenses) (Details) - Schedule of other revenues expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other revenues:
Chartered flights revenue	$ 1,844	$ 372	$ 1,428
Other revenues	1,844	372	1,428
Other expenses:
Aircraft operational cost	(1,883)	(1,260)	(1,574)
Aircraft depreciation expense (note 13)	(750)	(632)	(595)
Loss on disposal of property, premises and equipment	(60)		(26)
Other expenses	$ (2,693)	$ (1,892)	$ (2,195)